Description of Organization and Business Operations (Details) - USD ($)			7 Months Ended	12 Months Ended
	Aug. 22, 2023	Aug. 17, 2023	Dec. 31, 2022	Dec. 31, 2023
Description of Organization and Business Operations [Line Items]
Date of incorporation				Jun. 14, 2022
Incurred offering costs			$ 29,001	$ 4,281,901
Deferred underwriting commissions				2,625,000
Gross proceeds private placement				$ 2,865,500
Aggregate public shares percentage				15.00%
Public shares redemptions percentage				100.00%
Dissolution expenses				$ 100,000
IPO [Member]
Description of Organization and Business Operations [Line Items]
Consummated units (in Shares)	7,500,000
Shares issued price per share (in Dollars per share)	$ 10
Gross proceeds	$ 75,000,000
Incurred offering costs	4,281,901
Deferred underwriting commissions	$ 2,625,000
Sale of stock price per share (in Dollars per share)	$ 10.1
Price per share (in Dollars per share)				$ 10
Over-Allotment Option [Member]
Description of Organization and Business Operations [Line Items]
Purchase additional units to cover options expired		$ 1,125,000		$ 1,125,000
Public Share [Member]
Description of Organization and Business Operations [Line Items]
Shares issued price per share (in Dollars per share)				$ 10.1
Private Placement Warrants [Member]
Description of Organization and Business Operations [Line Items]
Gross proceeds	$ 75,750,000
Sale of warrants (in Shares)				2,865,500
Sale of stock price per share (in Dollars per share)				$ 1
Gross proceeds private placement				$ 2,865,500
Business Combination [Member]
Description of Organization and Business Operations [Line Items]
Fair market value percentage				80.00%
Outstanding voting securities percentage				50.00%
Business combination per share (in Dollars per share)				$ 10.1